November 29, 2002




Dear Fund Shareholder:


     At the close of the first fiscal year for Advantage Advisers Multi-Sector Fund I, we continue to be pleased with the public acceptance of the fund, especially given the difficult financial environment since the fund's launch. As of November 13, 2002, the fund had net assets of approximately $96 million.


     Enclosed is our audited financial statement for the fiscal year ended September 30, 2002. As you can see from the statement, the fund is still relatively conservatively positioned, with a significant cash position, reflecting our managers' continued cautious outlook for the portfolio.


     We appreciate your continued investment and look forward to a long mutually beneficial relationship.


                                        Sincerely,


                                        /S/ Howard M. Singer

                                        Howard M. Singer
                                        Chairman

                     Advantage Advisers Multi-Sector Fund I


                              Financial Statements


                           Period from March 27, 2002
                          (commencement of operations)
                              to September 30, 2002




                                    Contents

Statement of Assets and Liabilities ........................................   1
Statement of Operations ....................................................   2
Statement of Changes in Net Assets .........................................   3
Notes to Financial Statements ..............................................   4
Schedule of Portfolio Investments ..........................................  12
Schedule of Securities Sold, Not Yet Purchased .............................  22
Schedule of Written Options ................................................  27
Report of Independent Auditors .............................................  28
Fund Management ............................................................  30

                     Advantage Advisers Multi-Sector Fund I

                       Statement of Assets and Liabilities
                                 (in thousands)


                                                                                    September 30, 2002
                                                                                   -------------------
Assets
Investments in securities, at market (cost -- $48,378)..............................      $ 43,667
Cash and cash equivalents ..........................................................        47,311
Due from broker ....................................................................        15,437
Receivable for investment securities sold ..........................................         5,124
Deferred offering costs (net of accumulated amortization of $494)...................           470
Dividends receivable ...............................................................            45
Interest receivable ................................................................            81
Other assets .......................................................................            13
                                                                                          --------
  Total assets .....................................................................       112,148
                                                                                          --------
Liabilities
Securities sold, not yet purchased, at market (proceeds -- $13,419).................        12,277
Options written, at market (premiums -- $113).......................................           103
Payable for investment securities purchased ........................................         5,717
Due to affiliate ...................................................................           554
Dividends payable on securities sold, not yet purchased ............................            16
Accrued expenses ...................................................................           688
                                                                                          --------
  Total liabilities ................................................................        19,355
                                                                                          --------
   Net Assets ......................................................................      $ 92,793
                                                                                          ========
Net assets
Represented by: ....................................................................
Shares of Beneficial Interest -- $0.001 par value; 16,000,000 shares authorized;
 4,219,678 shares issued and outstanding ...........................................      $      4
Additional paid-in-capital .........................................................        98,743
Accumulated net investment loss ....................................................           (37)
Accumulated net realized loss from investment transactions .........................        (2,358)
Net unrealized depreciation of investments .........................................        (3,559)
                                                                                          --------
   Net Assets ......................................................................      $ 92,793
                                                                                          ========
Net asset value per share ..........................................................      $  21.99
                                                                                          ========



   The accompanying notes are an integral part of these financial statements.

                     Advantage Advisers Multi-Sector Fund I

                             Statement of Operations
                                 (in thousands)


                                                                             Period from March 27, 2002
                                                                            (commencement of operations)
                                                                                to September 30, 2002
                                                                           -----------------------------
Investment Income
 Interest .................................................................           $    362
 Dividends ................................................................                222
                                                                                      --------
   Total investment income ................................................                584
                                                                                      --------
Expenses
 Management fees ..........................................................                559
 Amortization of offering costs ...........................................                494
 Professional fees ........................................................                250
 Custody fees .............................................................                161
 Shareholder servicing fees ...............................................                112
 Administration fees ......................................................                 45
 Dividends on securities sold, not yet purchased ..........................                 43
 Organizational expense ...................................................                 40
 Trustees' fees ...........................................................                 24
 Miscellaneous fees .......................................................                185
                                                                                      --------
   Total expenses .........................................................              1,913
                                                                                      --------
  Net investment loss .....................................................             (1,329)
                                                                                      --------
Realized gain (loss) and unrealized depreciation from investment activities
 Realized gain (loss) from investment transactions
  Investment securities ...................................................             (5,455)
  Purchased options .......................................................                375
  Written options .........................................................                 65
  Securities sold, not yet purchased ......................................              3,042
                                                                                      --------
   Net realized loss from investment transactions .........................             (1,973)
 Net unrealized depreciation of investments ...............................             (3,559)
                                                                                      --------
  Net realized loss and unrealized depreciation from investment activities              (5,532)
                                                                                      --------
  Decrease in net assets resulting from operations ........................           $ (6,861)
                                                                                      ========



   The accompanying notes are an integral part of these financial statements.

                     Advantage Advisers Multi-Sector Fund I

                       Statement of Changes in Net Assets
                                 (in thousands)


                                                                             Period from March 27, 2002
                                                                            (commencement of operations)
                                                                               to September 30, 2002
                                                                           -----------------------------
From operations:
 Net investment loss .....................................................           $ (1,329)
 Net realized loss from investment transactions ..........................             (1,973)
 Net unrealized depreciation of investments ..............................             (3,559)
                                                                                     --------
  Decrease in net assets resulting from operations .......................             (6,861)
                                                                                     --------
From beneficial interest transactions:
 Net proceeds from sale of shares ........................................            101,448
 Cost of shares repurchased ..............................................             (1,794)
                                                                                     --------
  Net increase in net assets from beneficial interest transactions .......             99,654
                                                                                     --------
  Net assets at beginning of period ......................................                  0
                                                                                     --------
  Net assets at end of period ............................................           $ 92,793
                                                                                     ========

   The accompanying notes are an integral part of these financial statements.

                     Advantage Advisers Multi-Sector Fund I
               Notes to Financial Statements -- September 30, 2002

1.  Organization

    Advantage Advisers Multi-Sector Fund I (the "Fund") was organized in the State of Delaware on August 14, 2001 as a closed-end, non-diversified, management investment company under the Investment Company Act of 1940, as amended (the "Act"). The Fund commenced operations on March 27, 2002. Advantage Advisers, L.L.C. (the "Investment Adviser"), a newly formed Delaware limited liability company controlled by CIBC World Markets Corp. ("CIBC WM"), is responsible for the Fund's investment activities pursuant to an investment advisory agreement with the Fund. Responsibility for the overall management and supervision of the operations of the Fund is vested in the individuals who serve as trustees of the Fund (collectively the "Board" and each member a "Trustee").

    The Fund's investment objective is to seek capital appreciation while managing risk through the use of a multi-strategy hedged equity investment program. The term "hedged equity," when used in this context, means the use by the Sub-Investment Advisers of long and short positions in equity securities and other securities having equity characteristics, put and call options, and other special investment techniques including the use of swaps, swaptions, forward contracts, security index options and leverage in order to maximize the potential for capital appreciation and to attempt to preserve capital and, where possible, to profit from adverse or volatile market conditions. The Fund intends to pursue this objective by investing primarily in securities of issuers in three sectors, which are banking/financial services, healthcare/biotechnology and technology. Until otherwise determined by the Fund's Board, the Fund will pursue its investment program by allocating its net assets among three separate investment accounts ("Separate Investment Accounts").

    The Fund is authorized to issue an unlimited number of shares of beneficial interest ("the Shares") at $0.001 par value. The Fund offered 16,000,000 Shares initially at a price of $25 per Share to investors meeting the standards of a qualified client as set forth in Rule 205-3(d)(ii)(A) of the Investment Advisers Act of 1940 ("Qualified Investors"). Shares are made available through CIBC WM, as principal distributor, on a best efforts basis, subject to various conditions. The minimum investment is $25,000. Investors will be subject to a sales charge of up to 5.26% of the offering price. During the period from March 27, 2002 (commencement of operations) to September 30, 2002, CIBC WM received approximately $3,130,000 from sales charges. The Fund is permitted to waive the sales charge for fee based accounts. On a monthly basis, the Fund makes additional sales of its Shares at their net asset value plus applicable sales charge, to investors who are Qualified Investors. The minimum additional investment is $1,000 for investors that are shareholders of the Fund and will include the applicable sales charges. To provide investors with a degree of liquidity, the Fund expects to make quarterly offers to repurchase its Shares. Repurchase offers are limited to 5% to 25% of the Fund's outstanding shares at the Board's discretion. Repurchase offers were made to investors in June 2002 and September 2002.

    The Board has overall responsibility for the management and supervision of the operations of the Fund and has approved the Fund's investment program. The Board has complete and exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business, other than the Fund's fundamental investment policies, which can only be changed by a vote of the shareholders. The Trustees will not contribute to the capital of the Fund in their capacity as Trustees, but may subscribe for shares, subject to the eligibility requirements described in the Prospectus.

                     Advantage Advisers Multi-Sector Fund I
         Notes to Financial Statements -- September 30, 2002 (continued)

2.  Significant Accounting Policies

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

    a. Portfolio Valuation

    Securities and commodities transactions, including related revenue and expenses, are recorded on a trade-date basis, and dividends are recorded on the ex-dividend date basis. Interest income is recorded on the accrual basis.

    The value of the net assets of the Fund will be determined on each business day as of the close of regular business of the New York Stock Exchange in accordance with the procedures set forth below under the supervision of the Board.

    Domestic exchange traded or NASDAQ listed equity securities (other than options) will be valued at their last sale prices as reported on the exchanges where those securities are traded. If no sales of those securities are reported on a particular day, the securities will be valued based upon their bid prices for securities held long, or their ask prices for securities sold, not yet purchased as reported by such exchanges. Securities traded on a foreign securities exchange will be valued at their last sale prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or ask prices (in the case of securities sold, not yet purchased) as reported by that exchange. Other securities for which market quotations are readily available will be valued at their bid prices (or ask prices in the case of securities sold, not yet purchased) as obtained from one or more dealers making markets for those securities. If market quotations are not readily available, securities and other assets will be valued at fair value as determined in good faith by the Investment Adviser under the supervision of the Board.

    Debt securities will be valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuation for normal institutional size trading units. The Investment Adviser will monitor the reasonableness of valuations provided by the pricing service. Debt securities with remaining maturities of 60 days or less will, absent unusual circumstances, be valued at amortized cost.

    If in the view of the Investment Adviser, the bid price of a listed option or debt security (or ask price in the case of any such securities sold, not yet purchased) does not fairly reflect the market value of the security, the Investment Adviser may value the security at fair value in good faith and under the supervision of the Board. All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of foreign securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of foreign securities and exchange rates may be affected by events occurring between the time as of which determination of values or exchange rates are made and the time as of which the net

                     Advantage Advisers Multi-Sector Fund I
         Notes to Financial Statements -- September 30, 2002 (continued)

2.  Significant Accounting Policies (continued)

    a. Portfolio Valuation (continued)

    asset value of the Fund is determined. When an event materially affects the values of securities held by the Fund or its liabilities, such securities and liabilities may be valued at fair value as determined in good faith by the Investment Adviser under the supervision of the Board.

    b. Cash Equivalents

    The Fund considers all financial instruments that mature within three months as cash equivalents. At September 30, 2002, $47,310,713 in cash equivalents were held at PNC Bank in a money market deposit account.

    c. Organizational Expenses and Offering Costs

    The Fund's organizational expenses of $40,000 have been expensed as incurred. Offering costs, estimated to aggregate approximately $964,000, are being amortized to expense on a straight-line basis over a twelve-month period beginning at the commencement of operations of the Fund.

    Due to affiliate represents the offering and organization costs remaining to be reimbursed to CIBC WM.

    d. Dividends and Distributions

    Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences, do not require such reclassification.

    During the current fiscal year, permanent differences, primarily due to net operating losses and non-deductible offering costs, resulted in a net decrease in accumulated net investment loss, an increase in accumulated net realized loss from investment transactions and a corresponding decrease in additional paid in capital. The reclassification has no effect on net assets.

    e. Income Taxes

    It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

    f. Amortization of Bonds

     The Fund amortizes premium and accretes discount on bonds using the effective yield method.

                     Advantage Advisers Multi-Sector Fund I
         Notes to Financial Statements -- September 30, 2002 (continued)

3.  Management Fees

    In return for the services described herein and in the Statement of Additional Information under "Investment Advisory and Other Services," the Fund will pay a management fee to the Investment Adviser for management services and for services provided by the Investment Adviser or affiliate for certain administrative services computed at the annual rate of 1.25% of the Fund's average daily net assets, which is due and payable in arrears within five business days after the end of each month. This fee will be accrued daily as an expense to be paid out of the Fund's assets and will have the effect of reducing the net asset value of the Fund. The Investment Adviser will pay a fee to each Sub-Investment Adviser for services provided by each Sub-Investment Adviser computed at the annual rate of 0.25% of the average daily net assets of each Sub-Investment Adviser's Separate Investment Account. Each Sub-Investment Adviser, as a non-managing member of the Investment Adviser, will be entitled to share in the Investment Adviser's profits, including management fees of the Investment Adviser.

4.  Incentive Fees

    The Fund may pay Incentive Fees to the Investment Adviser at the end of each fiscal period. Incentive Fees will be payable to the Investment Adviser from the Fund (out of assets allocated to the Separate Investment Account) based on the independent investment performance of each Separate Investment Account for the fiscal period. The Investment Adviser will be paid an Incentive Fee equal to 20% of each Separate Investment Account's net profit, which is equal to the net realized and unrealized gains or losses and net investment income or loss of the Separate Investment Account for the fiscal period subject to reduction for prior period realized and unrealized losses of the Separate Investment Account that have not previously been offset against its net profits. For the period from March 27, 2002 (commencement of operations) to September 30, 2002, the Investment Adviser was not entitled to an incentive fee. The Investment Adviser will be under no obligation to repay any Incentive Fee or portion thereof previously paid to it by the Fund. Thus, the payment of an Incentive Fee with respect to a Separate Investment Account for a fiscal period will not be reversed by the subsequent decline in assets of that Separate Investment Account in any subsequent fiscal period. The Fund will calculate and accrue Incentive Fees daily based on each Separate Investment Account's investment performance. The Fund's net asset value will be reduced or increased each day to reflect these calculations. For purposes of calculating the Incentive Fee, expenses of the Fund that are not specifically attributable to any Separate Investment Account will be allocated one third to each Separate Investment Account when incurred. Each Sub-Investment Adviser, as a non-managing member of the Investment Adviser, will be entitled to share in the Investment Adviser's profits, including Incentive Fees of the Investment Adviser.

5.  Shareholder Servicing Fee

    The Fund intends to pay compensation (the "Shareholder Servicing Fee") to selected brokers and dealers, including CIBC WM, that maintain shares for their customers in accordance with the terms of the several selling and servicing agreements between CIBC WM and the brokers and dealers for the provision of shareholder services. The Shareholder Servicing Fee is payable quarterly at an annual rate of 0.25% of the average daily net asset value of outstanding shares held by the brokers and dealers for their customers.

                     Advantage Advisers Multi-Sector Fund I
         Notes to Financial Statements -- September 30, 2002 (continued)

6.  Administration Fee

    PFPC Inc. ("PFPC") and its affiliates provide transfer agency, administration, custodial, accounting and investor services to the Fund which are in addition to the services provided by the Investment Adviser, as described above. In consideration for these services, the Fund will pay PFPC a fee that is not anticipated to exceed 0.80% (annualized) of the Fund's net assets, plus reimbursement of certain out-of-pocket expenses.

7.  Securities Transactions

    Aggregate purchases and sales of investment securities, excluding short-term securities, for the period ended September 30, 2002, amounted to $116,042,502 and $63,488,545, respectively. At September 30, 2002, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. At September 30, 2002, accumulated net unrealized depreciation on investments was $3,558,889, consisting of $3,171,789 gross unrealized appreciation and $6,730,678 gross unrealized depreciation.

    Due from broker primarily represents proceeds from securities sold, not yet purchased and cash held at the prime broker as of September 30, 2002.

    During the period from March 27, 2002 (commencement of operations) to September 30, 2002, CIBC WM earned $12,641 in brokerage commissions from portfolio transactions executed on behalf of the Fund.

8.  Beneficial Interest

    Transactions in shares of beneficial interest for the period from March 27, 2002 (commencement of operations) to September 30, 2002, were as follows:

                                                            Shares
                                                         -----------
                Shares sold ...........................    4,299,580
                Shares repurchased ....................      (79,902)
                                                         -----------
                Net increase ..........................    4,219,678
                                                         -----------

    The net asset value per share at September 30, 2002, was $21.99.

9.  Leverage; Borrowing

    The Fund is authorized to borrow money for investment purposes and to meet repurchase requests. To the extent that the Fund uses leverage, the value of its net assets will tend to increase or decrease at a greater rate than if no leverage was employed. If the Fund's investments decline in value, the loss will be magnified if the Fund has borrowed money to make its investments.

    The Act provides that the Fund may not borrow for any purpose if, immediately after doing so, it will have an "asset coverage" of less than 300%. This could prevent the Fund from borrowing to fund the repurchase of shares. For this purpose, an "asset coverage" of 300% means that the Fund's total assets equal 300% of the total outstanding principal balance of indebtedness. The Fund also may be forced to sell investments on

                     Advantage Advisers Multi-Sector Fund I
         Notes to Financial Statements -- September 30, 2002 (continued)

9.  Leverage; Borrowing (continued)

    unfavorable terms if market fluctuations or other factors reduce its asset level below what is required by the Act or the Fund's borrowing arrangements.

10. Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk

    In the normal course of business, the Fund may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include forward contracts, swaps, swaptions, security index options, options, and securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the statement of assets and liabilities.

    The Fund maintains cash in bank deposit accounts, which at times may exceed federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on cash.

    Securities sold, not yet purchased represents obligations of the Fund to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk, as the Fund's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the statement of assets and liabilities. Primarily all investments in securities sold, not yet purchased and due from broker are positions with, and amounts due from the prime broker. Accordingly, the Fund has a concentration of individual counterparty credit risk with the prime broker. The Fund pledges securities in an account at PFPC Trust, for the benefit of the prime broker, to meet the margin requirement as determined by the prime broker.

    The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as common stock.

    During the period from March 27, 2002 (commencement of operations) to September 30, 2002, transactions in purchased options were as follows:

                                             Call Options                      Put Options
                                     -----------------------------   -------------------------------
                                         Number                          Number
                                      of Contracts        Cost        of Contracts         Cost
                                     --------------   ------------   --------------   --------------
     Beginning balance ...........         -0-         $     -0-            -0-         $      -0-
     Options purchased ...........         151           125,915          5,853          1,744,581
     Options closed ..............         (31)          (10,873)        (2,353)          (590,325)
                                           ---         ---------         ------         ----------
     Options outstanding at
      September 30, 2002 .........         120         $ 115,042          3,500         $1,154,256
                                           ===         =========         ======         ==========

                     Advantage Advisers Multi-Sector Fund I
         Notes to Financial Statements -- September 30, 2002 (continued)

10. Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk (continued)

    When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or index underlying the written option.

    The exercising of an option written by the Fund could result in the Fund buying or selling a security at a price different from the current market value.

    During the period from March 27, 2002 (commencement of operations) to September 30, 2002, transactions in written options were as follows:

                                             Call Options                     Put Options
                                     -----------------------------   ------------------------------
                                         Number                          Number
                                      of Contracts        Cost        of Contracts         Cost
                                     --------------   ------------   --------------   -------------
     Beginning balance ...........         -0-         $     -0-           -0-         $      -0-
     Options purchased ...........         504           140,087           585            157,936
     Options closed ..............        (150)          (50,756)         (396)          (108,968)
     Options expired .............         (43)           (7,181)         (105)           (18,480)
                                          ----         ---------          ----         ----------
     Options outstanding at
      September 30, 2002 .........         311         $  82,150            84         $   30,488
                                          ====         =========          ====         ==========

11.  Financial Highlights

    The following represents the ratios to average net assets and other supplemental information for the period indicated:



      Per Share Operating Performance:
       Net asset value per share, March 27, 2002 .........................     $ 23.75
                                                                               -------
       Loss from investment operations:
        Net investment loss ..............................................      ( 0.34)
        Net realized loss and unrealized depreciation on investments .....      ( 1.42)
                                                                               -------
         Net decrease in net assets resulting from operations ............      ( 1.76)
                                                                               -------
         Net assets value per share, September 30, 2002 ..................     $ 21.99
                                                                               =======
      Net assets, end of period (000) ....................................     $92,793
      Portfolio turnover .................................................         174%
      Total return .......................................................      ( 7.41%)
      Ratios to average net assets:
       Expenses ..........................................................        4.21%
       Net investment loss ...............................................      ( 2.95%)

                     Advantage Advisers Multi-Sector Fund I
         Notes to Financial Statements -- September 30, 2002 (continued)

11. Financial Highlights (continued)

    Ratios to average net assets have been annualized. Total return is calculated as the change in the net asset value per share for the period and has not been annualized. Total return does not reflect sales charges. The per share operating performance and net investment loss and expense ratios are computed based upon the weighted average shares outstanding and average net assets, respectively, for the period from March 27, 2002 (commencement of operations) to September 30, 2002. The computation of such ratios for an individual shareholder may vary from these ratios due to the timing of capital transactions.

12. Federal Income Tax Information

     As of September 30, 2002, the components of accumulated earnings/(deficit) on a tax basis were as follows:

         Unrealized appreciation/(depreciation) .........      $  (5,489,766)*
         Total accumulated earnings/(deficit) ...........      $  (5,489,766)

    * The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

13. Subsequent Events

    Through November 12, 2002, there were subscriptions of $1,660,524.

                     Advantage Advisers Multi-Sector Fund I

                        Schedule of Portfolio Investments


                                                                               September 30, 2002
Shares                                                                            Market Value
---------                                                                     -------------------
          Investment in securities -- 47.06%
          Common Stock -- 44.56%
           Aerospace/Defense -- 0.32%
   2,400    Lockheed Martin Corp.                                                 $   155,208
   4,040    Raytheon Co.                                     (b)                      118,372
   2,500    Titan Corp.*                                                               24,000
                                                                                  -----------
                                                                                      297,580
                                                                                  -----------
           Aerospace/Defense - Equipment -- 0.15%
   6,100    United Defense Industries, Inc.*                                          143,960
                                                                                  -----------
           Apparel Manufacturers -- 0.07%
   2,500    Coach, Inc.*                                                               64,000
                                                                                  -----------
           Applications Software -- 3.70%
   2,540    Intuit, Inc.*                                                             115,646
  71,900    Microsoft Corp.*                                 (a),(b)                3,141,311
  12,500    Quest Software, Inc.*                                                     117,500
   9,700    Siebel Systems, Inc.*                                                      55,775
                                                                                  -----------
                                                                                    3,430,232
                                                                                  -----------
           Audio/Video Products -- 0.42%
   7,500    Harman International Industries, Inc.                                     388,125
                                                                                  -----------
           Broadcasting Services/Programming -- 0.50%
   6,300    Clear Channel Communications, Inc.*                                       218,925
   7,000    Fox Entertainment Group, Inc., Class A*                                   154,210
  12,300    Liberty Media Corp., Class A*                                              88,314
                                                                                  -----------
                                                                                      461,449
                                                                                  -----------
           Chemicals - Specialty -- 0.31%
   6,800    Ecolab, Inc.                                                              283,764
                                                                                  -----------
           Commercial Banks - Central U.S. -- 1.34%
  18,060    Charter One Financial, Inc.                                               536,743
   7,600    First Midwest Bancorp, Inc.                      (a)                      204,136
   8,250    Midwest Banc Holdings, Inc.                                               157,493
   3,000    TCF Financial Corp.                                                       126,990
   6,450    Texas Regional Bancshares, Inc., Class A                                  216,011
                                                                                  -----------
                                                                                    1,241,373
                                                                                  -----------

            The accompanying notes are an integral part of these financial statements.

                                                                             September 30, 2002
Shares                                                                          Market Value
--------                                                                    -------------------
          Common Stock -- (continued)
           Commercial Banks - Eastern U.S. -- 0.31%
  3,600     M&T Bank Corp.                                                      $   283,716
                                                                                -----------
           Commercial Banks - Southern U.S. -- 3.42%
 12,500     AmSouth Bancorporation                                                  259,250
 12,000     Colonial Bancgroup, Inc.                                                 148,800
 37,000     Compass Bancshares, Inc.                       (a)                    1,096,310
  7,600     First Tennesse National Corp.                                           263,492
 45,900     National Commerce Financial Corp.                                     1,149,795
 10,600     SouthTrust Corp.                                                        257,050
                                                                                -----------
                                                                                  3,174,697
                                                                                -----------
           Commercial Banks - Western U.S. -- 1.72%
  9,100     City National Corp.                                                     425,607
  9,400     CVB Financial Corp.                                                     206,236
  5,600     First Community Bancorp                                                 162,064
 11,200     Umpqua Holdings Corp.                                                   184,016
 14,300     Zions Bancorporation                                                    622,479
                                                                                -----------
                                                                                  1,600,402
                                                                                -----------
           Commercial Services - Finance -- 0.10%
  4,300     Concord EFS, Inc.*                                                       68,284
  1,930     PRG - Schultz International, Inc.*                                       23,893
                                                                                -----------
                                                                                     92,177
                                                                                -----------
           Computers -- 0.71%
 27,970     Dell Computer Corp.*                           (a),(b)                  657,854
                                                                                -----------
           Computers - Memory Devices -- 0.14%
 16,000     EMC Corp.*                                     (b)                       73,120
  7,300     Network Appliance, Inc.*                                                 53,509
                                                                                -----------
                                                                                    126,629
                                                                                -----------
           Computers - Peripheral Equipment -- 0.45%
  8,800     Lexmark International, Inc.*                                            413,600
                                                                                -----------
           Containers - Paper/Plastic -- 0.44%
  5,600     Bemis Co., Inc.                                (a)                      276,640
  8,150     Pactiv Corp.*                                                           134,068
                                                                                -----------
                                                                                    410,708
                                                                                -----------

           The accompanying notes are an integral part of these financial statements.

                                                                           September 30, 2002
Shares                                                                        Market Value
--------                                                                  -------------------
          Common Stock -- (continued)
           Dental Supplies & Equipment -- 0.21%
  4,900     DENTSPLY International, Inc.                       (a)            $   196,833
                                                                              -----------
           Diversified Financial Services -- 0.68%
 21,200     Citigroup, Inc.                                                       628,580
                                                                              -----------
           Diversified Manufacturing Operations -- 0.91%
  8,900     Danaher Corp.                                      (a)                505,965
  5,000     General Electric Co.                               (b)                123,250
  3,500     ITT Industries, Inc.                                                   218,155
                                                                              -----------
                                                                                  847,370
                                                                              -----------
           Diversified Operations/Commercial Services -- 0.05%
  2,400     ARAMARK Corp., Class B*                                                50,400
                                                                              -----------
           Electronic Components - Miscellaneous -- 0.58%
  5,100     ATI Technologies, Inc.*                                                25,449
  2,500     Celestica, Inc.*                                                       32,750
 37,000     Flextronics International, Ltd.*                   (a)                257,964
  7,600     Jabil Circuit, Inc.*                                                  112,328
 12,490     Vishay Intertechnology, Inc.*                                         109,912
                                                                              -----------
                                                                                  538,403
                                                                              -----------
           Electronic Components - Semiconductors -- 0.96%
  9,800     Altera Corp.*                                                          84,966
 23,500     Intel Corp.                                        (a)                326,415
  7,570     International Rectifier Corp.*                                        118,243
 15,000     Microchip Technology, Inc.*                                           306,750
  3,300     Xilinx, Inc.*                                                          52,265
                                                                              -----------
                                                                                  888,639
                                                                              -----------
           Enterprise Software/Services -- 0.14%
 11,300     SAP AG - Sponsored ADR                                                127,125
                                                                              -----------
           Entertainment Software -- 0.79%
  1,750     Activision, Inc.*                                  (b)                 41,878
 10,520     Electronic Arts, Inc.*                             (a)                693,899
                                                                              -----------
                                                                                  735,777
                                                                              -----------

           The accompanying notes are an integral part of these financial statements.

                                                                              September 30, 2002
Shares                                                                           Market Value
------                                                                        ------------------
          Common Stock -- (continued)
           Fiduciary Banks -- 0.49%
  12,800    Mellon Financial Corp.                                               $   331,904
   4,200    Wilmington Trust Corp.                                                   121,464
                                                                                 -----------
                                                                                     453,368
                                                                                 -----------
           Finance - Credit Card -- 0.10%
   2,600    Capital One Financial Corp.                                               90,792
                                                                                 -----------
           Food - Baking -- 0.26%
   9,000    Interstate Bakeries Corp.                                                239,130
                                                                                 -----------
           Home Decoration Products -- 0.23%
   6,900    Newell Rubbermaid, Inc.                               (a)                213,003
                                                                                 -----------
           Industrial Gases -- 0.28%
   6,300    Air Products & Chemicals, Inc.                                           264,663
                                                                                 -----------
           Instruments - Scientific -- 0.16%
   6,000    Waters Corp.*                                                            145,500
                                                                                 -----------
           Insurance Brokers -- 1.00%
  27,700    Willis Group Holdings Ltd.                            (a)                927,673
                                                                                 -----------
           Investment Management/Advisory Services -- 0.12%
   4,100    Federated Investors, Inc., Class B                                       110,659
                                                                                 -----------
           Lasers - Systems/Components -- 0.17%
   8,390    Cymer, Inc.*                                                             156,390
                                                                                 -----------
           Life/Health Insurance -- 0.45%
  15,000    John Hancock Financial Services, Inc.                                    417,000
                                                                                 -----------
           Medical - Biomedical/Genetics -- 2.26%
  27,800    Alexion Pharmaceuticals, Inc.*                                           322,202
 209,100    Bio-Technology General Corp.*                                            618,936
  23,200    Biogen, Inc.*                                         (a)                679,064
   5,700    Genzyme Corp.*                                                           117,477
   1,800    InterMune, Inc.*                                                          59,076
   3,300    Ortec International, Inc.*                                                 1,386
  65,500    Riabpharm, Inc.*                                                         294,750
                                                                                 -----------
                                                                                   2,092,891
                                                                                 -----------

             The accompanying notes are an integral part of these financial statements.

                                                                          September 30, 2002
Shares                                                                       Market Value
------                                                                    ------------------
          Common Stock -- (continued)
           Medical - Drugs -- 1.76%
 10,400     Allergan, Inc.                                                   $   565,760
 47,000     ICN Pharmaceuticals, Inc.                                            425,820
  1,000     Forest Laboratories, Inc.*                        (b)                 82,010
  1,450     MedImmune, Inc.*                                                      30,262
 18,350     Pfizer, Inc.                                      (b)                532,517
                                                                             -----------
                                                                               1,636,369
                                                                             -----------
           Medical - Generic Drugs -- 0.07%
  2,000     Mylan Laboratories, Inc.                          (b)                 65,480
                                                                             -----------
           Medical - Hospitals  -- 0.27%
 12,500     Health Management Associates, Inc., Class A*                         252,750
                                                                             -----------
           Medical Instruments -- 0.26%
  9,520     Edwards Lifesciences Corp.*                       (a)                243,617
                                                                             -----------
           Medical Products -- 1.03%
  5,000     Cooper Companies, Inc.                                               262,500
  4,000     Henry Schein, Inc.*                                                  211,000
  8,900     Johnson & Johnson                                 (b)                481,312
                                                                             -----------
                                                                                 954,812
                                                                             -----------
           Medical Sterilization Products -- 0.37%
 13,950     STERIS Corp.*                                                        347,495
                                                                             -----------
           Medical - Wholesale Drug Distribution -- 0.23%
  3,000     AmerisourceBergen Corp.                                              214,260
                                                                             -----------
           Multimedia -- 0.55%
  9,170     AOL Time Warner, Inc.*                            (b)                107,289
  3,130     Gannett Co., Inc.                                 (a)                225,923
  9,170     News Corp., Ltd. - Sponsored ADR                                     176,523
                                                                             -----------
                                                                                 509,735
                                                                             -----------
           Multi-Line Insurance -- 0.19%
  6,100     Prudential Financial, Inc.*                       (b)                174,216
                                                                             -----------
           Non-Hazardous Waste Disposal -- 0.29%
 14,100     Republic Services, Inc.*                          (a)                265,080
                                                                             -----------
           Office Supplies & Forms -- 0.18%
 17,300     Moore Corp., Ltd.                                                    169,540
                                                                             -----------

           The accompanying notes are an integral part of these financial statements.

                                                                                September 30, 2002
Shares                                                                             Market Value
------                                                                          ------------------
          Common Stock -- (continued)
           Oil & Gas Drilling -- 0.17%
  6,900     GlobalSantaFe Corp.                                                    $   154,215
                                                                                   -----------
           Paper & Related Products -- 0.18%
  5,000     International Paper Co.                           (b)                      166,950
                                                                                   -----------
           Photo Equipment & Supplies -- 0.20%
  6,875     Eastman Kodak Co.                                 (b)                      187,275
                                                                                   -----------
           Property/Casualty Insurance -- 0.27%
 11,400     Travelers Property Casualty Corp., Class A*                                150,480
    350     White Mountains Insurance Group Ltd.                                       103,075
                                                                                   -----------
                                                                                       253,555
                                                                                   -----------
           Publishing - Newspapers -- 0.55%
  5,000     New York Times Co., Class A                                                227,250
  6,800     Tribune Co.                                                                284,308
                                                                                   -----------
                                                                                       511,558
                                                                                   -----------
           Registered Investment Company -- 1.30%
 36,390     Nasdaq - 100 Index Tracking Stock                 (a),(b)                  753,273
 38,610     Technology Select Sector SPDR                     (a),(b)                  456,756
                                                                                   -----------
                                                                                     1,210,029
                                                                                   -----------
           Reinsurance -- 0.75%
 12,700     Everest Re Group, Ltd.                                                     696,722
                                                                                   -----------
           REITs - Mortgages -- 0.40%
 20,200     Annaly Mortgage Management, Inc.                                           372,690
                                                                                   -----------
           Retail - Apparel/Shoes -- 0.33%
  8,700     Ross Stores, Inc.                                 (a)                      310,068
                                                                                   -----------
           Retail - Building Products -- 0.50%
  8,400     Home Depot, Inc.                                  (b)                      219,240
  6,000     Lowe's Companies, Inc.                            (a)                      248,400
                                                                                   -----------
                                                                                       467,640
                                                                                   -----------
           Retail - Consumer Electronics -- 0.09%
  3,700     Best Buy Co., Inc.                                                          82,547
                                                                                   -----------
           Retail - Discount -- 0.13%
  3,700     Costco Wholesale Corp.                                                     119,769
                                                                                   -----------

           The accompanying notes are an integral part of these financial statements.

                                                                          September 30, 2002
Shares                                                                       Market Value
------                                                                    ------------------
          Common Stock -- (continued)
           Retail - Drug Store -- 0.13%
  4,900     CVS Corp.                                                        $   124,215
                                                                             -----------
           S&L/Thrifts - Eastern U.S. -- 1.42%
 17,100     Astoria Financial Corp.                           (b)                417,240
 22,500     New York Community Bancorp, Inc.                                     633,825
 21,000     Sovereign Bancorp, Inc.                                              270,900
                                                                             -----------
                                                                               1,321,965
                                                                             -----------
           S&L/Thrifts - Western U.S. -- 0.29%
  4,300     Golden West Financial Corp.                                          267,374
                                                                             -----------
           Semiconductor Components - Integrated Circuits -- 0.64%
 13,400     Analog Devices, Inc.*                             (a)                263,980
 14,800     Integrated Device Technology, Inc.*                                  154,512
  6,300     Marvell Technology Group, Ltd.*                                       99,855
 21,157     United Microelectronics Corp., Sponsored ADR*                         74,684
                                                                             -----------
                                                                                 593,031
                                                                             -----------
           Semiconductor Equipment -- 0.35%
  4,000     KLA - Tencor Corp.*                                                  111,760
 12,600     Lam Research Corp.*                                                  112,140
  5,000     Novellus Systems, Inc.*                                              104,050
                                                                             -----------
                                                                                 327,950
                                                                             -----------
           Super-Regional Banks - U.S. -- 4.86%
  8,600     Bank of America Corp.                                                548,680
  4,900     Comerica, Inc.                                                       236,276
 10,100     KeyCorp                                                              252,199
  9,000     National City Corp.                                                  256,770
 25,600     PNC Financial Services Group                                       1,079,552
 10,700     SunTrust Banks, Inc.                              (b)                657,836
 42,000     U.S. Bancorp                                      (a)                780,360
  8,100     Wachovia Corp.                                    (a)                264,789
  9,000     Wells Fargo & Co.                                                    433,440
                                                                             -----------
                                                                               4,509,902
                                                                             -----------
           Telephone - Integrated -- 0.10%
  7,870     AT&T Corp.                                        (b)                 94,519
                                                                             -----------

           The accompanying notes are an integral part of these financial statements.

                                                                              September 30, 2002
Shares                                                                           Market Value
------                                                                        ------------------
             Common Stock -- (continued)
              Therapeutics -- 1.84%
    55,200     ILEX Oncology, Inc.*                                              $   262,200
     6,400     SangStat Medical Corp.*                                               133,504
    79,500     United Therapeutics Corp.*                                          1,307,775
                                                                                 -----------
                                                                                   1,703,479
                                                                                 -----------
              Transport - Services -- 0.67%
     7,600     Fedex Corp.                                                           380,532
     3,800     United Parcel Service, Inc., Class B               (b)                237,614
                                                                                 -----------
                                                                                     618,146
                                                                                 -----------
              Web Portals/ISP -- 0.10%
    10,000     Yahoo!, Inc.*                                                          95,700
                                                                                 -----------
              Wireless Equipment -- 0.15%
     4,900     QUALCOMM, Inc.                                     (b)                135,338
                                                                                 -----------
                 Total Common Stock (Cost $46,803,989)                           $41,352,453
                                                                                 -----------
 Principal
   Amount
  --------
             Convertible Bonds -- 0.36%
              Finance - Credit Card -- 0.36%
   350,000     Capital One Financial Corp., 7.25%, 12/01/03                      $   332,675
                                                                                 -----------
                 Total Convertible Bonds (Cost $305,016)                         $   332,675
                                                                                 -----------

  Contracts
  --------
             Call Options -- 0.11%
              Diversified Financial Services -- 0.06%
        50     Citigroup, Inc., 01/18/03, $20.00                                 $    57,250
                                                                                 -----------
              Super-Regional Banks - U.S. -- 0.05%
        70     FleetBoston Financial Corp., 01/17/04, $15.00                          42,700
                                                                                 -----------
                 Total Call Options (Cost $115,042)                              $    99,950
                                                                                 -----------
             Put Options -- 2.03%
              Aerospace/Defense -- 0.03%
        50     Raytheon Co., 02/22/03, $32.50                                    $    27,000
                                                                                 -----------



               The accompanying notes are an integral part of these financial statements.

                                                                September 30, 2002
Contracts                                                          Market Value
---------                                                       ------------------
            Put Options -- (continued)
             Applications Software -- 0.27%
    130       Microsoft Corp., 01/18/03, $40.00                    $    41,600
    487       Microsoft Corp., 01/18/03, $42.50                        204,540
                                                                   -----------
                                                                       246,140
                                                                   -----------
             Computers -- 0.07%
    200       Dell Computer Corp., 05/17/03, $22.50                     68,000
                                                                   -----------
             Computers - Memory Devices -- 0.07%
    222       EMC Corp., 01/18/03, $7.50                                66,600
                                                                   -----------
             Diversified Manufacturing Operations -- 0.07%
    125       General Electric Co., 03/22/03, $27.50                    66,250
                                                                   -----------
             Entertainment Software -- 0.02%
     50       Activision, Inc., 02/22/03, $25.00                        20,000
                                                                   -----------
             Medical - Drugs -- 0.08%
     50       Forest Laboratories, Inc., 01/18/03, $70.00               11,250
    125       Pfizer, Inc., 03/22/03, $32.50                            62,500
                                                                   -----------
                                                                        73,750
                                                                   -----------
             Medical - Generic Drugs -- 0.01%
    100       Mylan Laboratories, Inc., 01/18/03, $25.00                 4,000
                                                                   -----------
             Medical Products -- 0.15%
     49       Johnson & Johnson, 01/18/03, $55.00                       21,070
     50       Johnson & Johnson, 04/19/03, $50.00                       17,000
    125       Johnson & Johnson, 01/17/04, $55.00                       98,750
                                                                   -----------
                                                                       136,820
                                                                   -----------
             Multimedia -- 0.07%
    111       AOL Time Warner, Inc., 01/18/03, $17.50                   66,600
                                                                   -----------
             Paper & Related Products -- 0.05%
    100       International Paper Co., 04/19/03, $35.00                 46,000
                                                                   -----------
             Photo Equipment & Supplies -- 0.06%
    125       Eastman Kodak Co., 04/19/03, $25.00                       30,625
     50       Eastman Kodak Co., 04/19/03, $30.00                       26,500
                                                                   -----------
                                                                        57,125
                                                                   -----------

              The accompanying notes are an integral part of these financial statements.

                                                                     September 30, 2002
Contracts                                                               Market Value
---------                                                            ------------------
            Put Options -- (continued)
             Registered Investment Company -- 0.87%
    448       Nasdaq-100 Index Tracking Stock, 01/18/03, $20.00         $   443,520
    445       Technology Select Sector SPDR, 01/18/03, $20.00               360,450
                                                                        -----------
                                                                            803,970
                                                                        -----------
             Retail - Building Products -- 0.09%
    120       Home Depot, Inc., 01/18/03, $32.50                             87,600
                                                                        -----------
             Telephone - Integrated -- 0.01%
    113       AT&T Corp., 01/18/03, $10.00                                    7,910
                                                                        -----------
             Transport - Services -- 0.04%
     50       United Parcel Service Inc. - Class B, 01/18/03,
               $60.00                                                        11,250
     50       United Parcel Service Inc. - Class B, 01/17/04,
               $60.00                                                        28,500
                                                                        -----------
                                                                             39,750
                                                                        -----------
             Wireless Equipment -- 0.07%
    125       QUALCOMM Inc., 01/18/03, $30.00                                65,000
                                                                        -----------
                Total Put Options (Cost $1,154,256)                     $ 1,882,515
                                                                        -----------
                Total Investments in Securities (Cost
                 $48,378,303) -- 47.06%                                  43,667,593
                                                                        -----------
                Other Assets Less Liabilities -- 52.94%**                49,125,558
                                                                        -----------
                Net Assets -- 100.00%                                   $92,793,151
                                                                        ===========

(a) Partially or wholly held in a pledged account by the custodian as collateral for securities sold, not yet purchased.

(b)   Security held in connection with an open put or call option contract.

*     Non-income producing security

** Includes $47,310,713 invested in a PNC Bank Money Market Account, which represents 50.99% of net assets.

ADR -- American Depository Receipt

   The accompanying notes are an integral part of these financial statements.

                     Advantage Advisers Multi-Sector Fund I

                 Schedule of Securities Sold, Not Yet Purchased


                                                                      September 30, 2002
 Shares                                                                  Market Value
-------                                                               ------------------
         Securities Sold, Not Yet Purchased -- (13.23%)
         Common Stock -- (13.23%)
          Applications Software -- (0.09%)
  3,700    National Instruments Corp.                                   $     (80,993)
                                                                        -------------
          Building - Mobil Home/Manufacturing Housing -- (0.09%)
  7,500    Clayton Homes, Inc.                                                (82,350)
                                                                        -------------
          Cable TV -- (0.09%)
  3,500    Cox Communications, Inc., Class A                                  (86,065)
                                                                        -------------
          Capacitors -- (0.07%)
  7,100    KEMET Corp.                                                        (60,705)
                                                                        -------------
          Chemicals - Diversified -- (0.30%)
  7,080    Dow Chemical Co. (The)                                            (193,355)
  7,460    Lyondell Chemical Co.                                              (89,072)
                                                                        -------------
                                                                             (282,427)
                                                                        -------------
          Commercial Banks - Eastern U.S. -- (0.66%)
 22,900    Valley National Bancorp                                           (609,140)
                                                                        -------------
          Commercial Banks - Southern U.S. -- (0.84%)
 13,200    First Virginia Banks, Inc.                                        (492,360)
  8,900    Regions Financial Corp.                                           (290,763)
                                                                        -------------
                                                                             (783,123)
                                                                        -------------
          Commercial Services -- (0.12%)
 12,300    Plexus Corp.                                                      (113,775)
                                                                        -------------
          Commercial Services - Finance -- (0.15%)
  5,760    Paychex, Inc.                                                     (140,083)
                                                                        -------------
          Computers -- (0.31%)
  4,900    International Business Machines Corp.                             (286,111)
                                                                        -------------
          Computers - Integrated Systems -- (0.07%)
  5,100    Jack Henry & Associates, Inc.                                      (63,393)
                                                                        -------------
          Computers - Memory Devices -- (0.18%)
 11,260    VERITAS Software Corp.                                            (165,635)
                                                                        -------------
          Consulting Services -- (0.07%)
  4,800    Accenture, Ltd., Class A                                           (68,544)
                                                                        -------------
          Cosmetics & Toiletries -- (0.17%)
  5,600    Estee Lauder Companies, Inc. Class A                              (160,944)
                                                                        -------------

           The accompanying notes are an integral part of these financial statements.

                                                                    September 30, 2002
 Shares                                                                Market Value
-------                                                             ------------------
         Securities Sold, Not Yet Purchased -- (continued)
         Common Stock -- (continued)
          Data Processing/Management -- (0.42%)
 11,200    Automatic Data Processing, Inc.                            $    (389,424)
                                                                      -------------
          Dental Supplies & Equipment -- (0.17%)
  3,000    Patterson Dental Co.                                            (153,540)
                                                                      -------------
          Diversified Manufacturing Operations -- (0.39%)
 14,800    General Electric Co.                                            (364,820)
                                                                      -------------
          E-Commerce/Services -- (0.22%)
  3,800    eBay, Inc.                                                      (200,678)
                                                                      -------------
          Electronic Components-Semiconductors -- (0.43%)
  6,500    Chartered Semiconductor Manufacturing Ltd. - ADR                 (35,295)
  5,200    Chartered Semiconductor Manufacturing Ltd. - RIGHTS                 (156)
  7,400    Qlogic Corp.                                                    (192,696)
 11,300    Texas Instruments, Inc.                                         (166,901)
                                                                      -------------
                                                                           (395,048)
                                                                      -------------
          Electronic Design Automation -- (0.23%)
  5,500    Synopsys, Inc.                                                  (209,825)
                                                                      -------------
          Electronic Forms -- (0.07%)
  3,500    Adobe Systems, Inc.                                              (66,850)
                                                                      -------------
          Electronic Parts Distribution -- (0.24%)
 10,130    Arrow Electronics, Inc.                                         (127,942)
  8,430    Avnet, Inc.                                                      (90,960)
                                                                      -------------
                                                                           (218,902)
                                                                      -------------
          Enterprise Software/Services -- (0.54%)
  7,400    Computer Associates Intl., Inc.                                  (71,040)
 35,000    Oracle Corp.                                                    (275,100)
 12,500    PeopleSoft, Inc.                                                (154,625)
                                                                      -------------
                                                                           (500,765)
                                                                      -------------
          Entertainment Software -- (0.26%)
  4,800    Activision, Inc.                                                (114,864)
  6,300    THQ, Inc.                                                       (131,040)
                                                                      -------------
                                                                           (245,904)
                                                                      -------------

           The accompanying notes are an integral part of these financial statements.

                                                                 September 30, 2002
 Shares                                                             Market Value
-------                                                          ------------------
         Securities Sold, Not Yet Purchased -- (continued)
         Common Stock -- (continued)
          Finance - Investment Banker/Broker -- (0.13%)
  4,000    Investment Technology Group, Inc.                       $    (117,040)
                                                                   -------------
          Home Furnishings -- (0.14%)
  4,000    Ethan Allen Interiors, Inc.                                  (129,440)
                                                                   -------------
          Hotels & Motels, Inc. -- (0.31%)
  9,900    Extended Stay America, Inc.                                  (125,730)
  7,400    Starwood Hotels & Resorts Worldwide, Inc.                    (165,020)
                                                                   -------------
                                                                        (290,750)
                                                                   -------------
          Instruments -- Scientific (0.12%)
  4,700    Water Corp.                                                  (113,975)
                                                                   -------------
          Internet Security -- (0.13%)
  8,800    Check Point Software Technologies, Ltd.                      (120,912)
                                                                   -------------
          Linen Supply & Related Items -- (0.23%)
  5,000    Cintas Corp.                                                 (209,600)
                                                                   -------------
          Machinery - Construction & Mining -- (0.17%)
  4,300    Caterpillar, Inc.                                            (160,046)
                                                                   -------------
          Medical - Biomedical/Genetics -- (0.20%)
  2,400    Amgen, Inc.                                                  (100,080)
  5,100    Immunomedics, Inc.                                            (30,600)
  1,700    InterMune Inc.                                                (55,794)
                                                                   -------------
                                                                        (186,474)
                                                                   -------------
          Medical - Drugs -- (0.55%)
 10,300    AstraZeneca Plc - Sponsored ADR                              (314,871)
  2,500    Eli Lilly & Company                                          (138,350)
  3,200    OSI Pharmaceuticals, Inc.                                     (54,304)
                                                                   -------------
                                                                        (507,525)
                                                                   -------------
          Medical - HMO -- (0.23%)
  2,500    UnitedHealth Group, Inc.                                     (218,050)
                                                                   -------------
          Medical Information Systems -- (0.08%)
  5,000    IMS Health, Inc.                                              (74,850)
                                                                   -------------
          Medical - Wholesale Drug Distributors -- (0.30%)
  4,500    Cardinal Health, Inc.                                        (279,900)
                                                                   -------------

           The accompanying notes are an integral part of these financial statements.

                                                                         September 30, 2002
 Shares                                                                     Market Value
-------                                                                  ------------------
           Securities Sold, Not Yet Purchased -- (continued)
           Common Stock -- (continued)
             Multimedia -- (0.14%)
  8,400        Walt Disney Co.                                             $    (127,176)
                                                                           -------------
             Networking Products -- (0.28%)
 25,000        Cisco Systems, Inc.                                              (262,000)
                                                                           -------------
             Photo Equipment & Supplies -- (0.15%)
  4,970        Eastman Kodak Co.                                                (135,383)
                                                                           -------------
             Publishing - Newspapers -- (0.38%)
  4,000        Dow Jones & Co., Inc.                                            (153,640)
  3,500        Knight-Ridder, Inc.                                              (197,435)
                                                                           -------------
                                                                                (351,075)
                                                                           -------------
             Registered Investment Company -- (0.91%)
 40,900        Financial Select Sector SPDR Fund                                (845,403)
                                                                           -------------
             Retail - Discount -- (0.75%)
  4,900        TJX Companies (The)                                               (83,300)
 12,400        Wal-Mart Stores, Inc.                                            (610,576)
                                                                           -------------
                                                                                (693,876)
                                                                           -------------
             Retail - Drug Store -- (0.21%)
  6,300        Walgreen Co.                                                     (193,788)
                                                                           -------------
             Retail - Regional Department Stores -- (0.23%)
  3,500        Kohl's Corp.                                                     (212,835)
                                                                           -------------
             Schools -- (0.13%)
  2,670        Apollo Group, Inc., Class A                                      (116,220)
                                                                           -------------
             Semiconductor Components - Integrated Circuits -- (0.48%)
 14,000        Emulex Corp.                                                     (157,639)
  6,100        Exar Corp.                                                        (70,455)
  8,700        Maxim Integrated Products, Inc.                                  (215,412)
                                                                           -------------
                                                                                (443,506)
                                                                           -------------
             Semiconductor Equipment -- (0.12%)
 10,000        Applied Materials, Inc.                                          (115,500)
                                                                           -------------
             Therapeutics -- (0.01%)
  1,300        ImClone Systems, Inc.                                             (10,140)
                                                                           -------------

             The accompanying notes are an integral part of these financial statements.

                                                                 September 30, 2002
 Shares                                                             Market Value
--------                                                        -------------------
           Securities Sold, Not Yet Purchased -- (continued)
           Common Stock -- (continued)
             Transportation Services -- (0.36%)
5,400          United Parcel Services, Inc. Class B                $    (337,662)
                                                                   -------------
             Travel Services -- (0.13%)
6,400          Sabre Holdings Corp.                                     (123,840)
                                                                   -------------
             Trucking & Leasing -- (0.10%)
3,900          Ryder System, Inc.                                        (97,227)
                                                                   -------------
             Web Portals/ISP -- (0.08%)
3,140          Overture Services, Inc.                                   (74,010)
                                                                   -------------
                  Total Securities Sold, Not Yet Purchased
                    (Proceeds $13,419,325)                         $ (12,277,247)
                                                                   =============


             The accompanying notes are an integral part of these financial statements.

                     Advantage Advisers Multi-Sector Fund I

                           Schedule of Written Options


                                                                   September 30, 2002
 Contracts                                                            Market Value
-----------                                                       -------------------
           Written Call Options -- (0.08%)
             Multi - Line Insurance -- (0.04%)
    118       Prudential Financial Inc., 12/21/02, $30.00             $  (38,940)
                                                                      ----------
             S&L/Thrifts - Eastern U.S. -- (0.01%)
     86       Astoria Financial Corp., 10/19/02, $35.00                   (2,150)
                                                                      ----------
             Super - Regional Banks U.S. -- (0.03%)
    107       SunTrust Banks Inc., 01/18/03, $65.00                      (31,565)
                                                                      ----------
                Total Written Call Options (Premiums $82,150)         $  (72,655)
                                                                      ----------
           Written Put Options -- (0.03%)
             Finance - Credit Card -- (0.03%)
     84       Capital One Financial Corp., 01/18/03, $30.00           $  (30,240)
                                                                      ----------
                Total Written Put Options (Premiums $30,488)          $  (30,240)
                                                                      ----------
                Total Written Options (Premiums $112,638)             $ (102,895)
                                                                      ==========


             The accompanying notes are an integral part of these financial statements.

                        Report of Independent Auditors

To the Shareholders of
 Advantage Advisers Multi-Sector Fund I

We have audited the accompanying statement of assets and liabilities of Advantage Advisers Multi-Sector Fund I (the "Fund"), including the schedules of portfolio investments, securities sold, not yet purchased and written options, as of September 30, 2002, and the related statements of operations and changes in net assets for the period from March 27, 2002 (commencement of operations) to September 30, 2002. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments in securities as of September 30, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Advantage Advisers Multi-Sector Fund I at September 30, 2002, and the results of its operations, and changes in its net assets for the period from March 27, 2002 to September 30, 2002, in conformity with accounting principles generally accepted in the United States.

/S/ Ernst & Young LLP

New York, New York
November 12, 2002

                      This page intentionally left blank.

                     Advantage Advisers Multi-Sector Fund I
                                 Fund Management
                                   (Unaudited)

Information pertaining to the Trustees is set forth below. The Statement of Additional Information (SAI) includes additional information about the Fund and is available without charge, upon request by calling (212) 667-4225.


                                                                                                                   Number of
                                                                                                                 Portfolios in
                              Term of Office                                                                     Fund Complex
   Name, Age, Address and     and Length of              Principal Occupation(s) During Past 5 Years              Overseen by
 Position(s) with the Fund     Time Served             Other Trusteeships/Directorships Held by Trustee             Trustee
--------------------------- ----------------- ----------------------------------------------------------------- --------------
                                                      Independent Trustees
 Sol Gittleman, 67             Indefinite;    Alice and Nathan Gantcher University Professor at Tufts                  5
 Ballou Hall                 Since Inception  University; Senior Vice President and Provost of Tufts
 Tufts University                             University 1981-2001; Director of CIBC Oppenheimer
 Medford, MA 02155                            Technology Partners, L.L.C., which is an affiliate; Individual
 Trustee                                      General Partner of Augusta Partners, L.P. and Troon Partners,
                                              L.P., which are affiliates; Manager of Alyeska Fund, L.L.C.,
                                              Sawgrass Fund, L.L.C., and Deauville Europe Fund, L.L.C.,
                                              which are affiliates;
 Luis Rubio, 47                Indefinite;    President of Centro de Investigacion Para el Desarrollo, A.C.            7
 Centro de Investigacion     Since Inception  (Center of Research Development); Adjunct Fellow of the
 Para el Desarrollo, A.C.                     Center for Strategic and International Studies; Member of the
 Jaime Balmes No. 11, D-2                     Advisory Board of the National Council of Science and
 Los Morales Polanco                          Technology of Mexico; Director of the Human Rights
 Mexico D. F. 11510                           Commission of Mexico City; Director of The Asia Tigers
 Trustee                                      Fund, Inc. and The India Fund, Inc., which are affiliates;
                                              Director of CIBC Oppenheimer Technology Partners, L.L.C.
                                              and certain other offshore private investment funds
                                              administered by CIBC, which are affiliates; Individual General
                                              Partner of Augusta Partners, L.P. and Troon Partners, L.P.,
                                              which are affiliates; Manager of Alyeska Fund, L.L.C.,
                                              Sawgrass Fund, L.L.C. and Deauville Europe Fund, L.L.C.,
                                              which are affiliates;
 Janet L. Schinderman, 50      Indefinite;    Associate Dean for Special Projects and Secretary to the Board           5
 Columbia Business School    Since Inception  of Overseers at Columbia Business School since 1990;
 Office of the Dean                           Individual General Partner of Augusta Partners, L.P. and Troon
 101 Uris Hall                                Partners, L.P., which are affiliates; Manager of Alyeska Fund,
 Columbia University                          L.L.C., Sawgrass Fund, L.L.C. and Deauville Europe Fund,
 New York, NY 10027                           L.L.C., which are affiliates;
 Trustee

                                                       Interested Trustee
 Howard M. Singer, 39          Indefinite;    Managing Director, Asset Management, CIBC World Markets                 11
 CIBC World Markets          Since Inception  Corp.; Principal Individual General Partner of Augusta
 Corp.                                        Partners, L.P. and Troon Partners, L.P., which are affiliates;
 622 Third Avenue,                            Member of the Board of Managers of Alyeska Fund, L.L.C.,
 8th Floor                                    Xanthus Fund, L.L.C., Whistler Fund, L.L.C., Sawgrass Fund,
 New York, NY 10017                           L.L.C., Stratigos Fund, L.L.C. and Wynstone Fund, L.L.C.,
 Chairman of the Board                        which are affiliates; Director of The Asia Tigers Fund, Inc. and
                                              The India Fund, Inc., which are affiliates; Member of the
                                              Management Board of Deauville Europe Fund, L.L.C., which is an affiliate;

[ADVANTAGE ADVISERS LOGO]


                                     Annual
                              Financial Statements
                            Dated September 30, 2002
                                   (audited)

These financial statements are intended only for the information of shareholders or those who have received the prospectus for shares of Advantage Advisers Multi-Sector Fund I which contains information about the sales charges, fees and other costs.

                             Principal Distributor:
                            CIBC World Markets Corp.
                                 622 3rd Avenue
                                   8th Floor
                               New York, NY 10017